Available-for-Sale Debt Securities - Summary of Proceeds from Sales, Maturities, Principal Payments Received and Net Realized Gains/(losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Debt Securities, Available-for-Sale [Abstract]
Proceeds from sales, maturities and principal payments received	$ 10,807.3	$ 7,514.7	$ 11,823.7
Gross realized gains	45.2	10.4	44.2
Gross realized losses	(37.6)	(52.9)	(47.9)
Net realized gains/(losses)	$ 7.6	$ (42.5)	$ (3.7)